Loss Per Share (Details) - Schedule of Net Loss Per Share (Parentheticals) - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Net Loss Per Share [Abstract]
Diluted weighted average number of ordinary shares	154,188,667	128,096,505	121,582,945
Diluted loss per ordinary share (in RMB)	¥ (5.68)	¥ (5.80)	¥ (3.14)